Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2022
Accounting Policies [Abstract]
Schedule of straight-line basis over their estimated useful lives
Patents	15 years
Licenses and trademarks	9 years

Schedule of fair value on a recurring basis
Liabilities	Amounts at Fair Value	Level 1	Level 2	Level 3
Derivative liability – conversion feature	$1,159,000	$-	$-	$1,159,000
Derivative liability – warrants	698,351	-	-	698,351
Total	$1,857,351	$-	$-	$1,857,351